Long-term debt - Revolving Credit Facilities (Details)			12 Months Ended
	May 10, 2019 USD ($)	Jun. 01, 2017 USD ($) payment	Dec. 31, 2019 USD ($) payment	Dec. 31, 2019 EUR (€) payment	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2019 EUR (€)	May 09, 2019 USD ($)	May 30, 2017 USD ($)	Dec. 31, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Principal			$ 261,851,000		$ 479,535,000
Debt service reserve account			11,783,000		13,736,000
Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	$ 600,000,000		600,000,000					$ 500,000,000
Accordion feature higher borrowing capacity	$ 200,000,000
Borrowings maturity term	4 years
Borrowing costs capitalised	$ 9,000,000
Principal			192,287,000		395,822,000
Undrawn borrowing facilities			$ 400,000,000
Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | €										€ 71,400,000.0
Borrowings maturity term			5 years	5 years
Principal			$ 43,061,000		57,242,000
Equipment loan facility, drawdowns net of transaction costs (Note 10)			$ 2,000,000	€ 2,000,000	24,000,000	€ 20,000,000
Mandatory reserve deposit payment coverage period			6 months	6 months
Debt service reserve account			$ 9,000,000				€ 8,000,000
Number of quarterly installment payments | payment			20	20
Commitment fee initial payment period			24 months	24 months
Otjikoto Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Unused capacity commitment fee			1.20%				1.20%
Principal			$ 5,973,000		10,816,000
Equipment loan facility, drawdowns net of transaction costs (Note 10)			$ 6,000,000
Mandatory reserve deposit payment coverage period			6 months	6 months
Debt service reserve account			$ 2,000,000		4,000,000
Number of quarterly installment payments | payment			20	20
Additional borrowing capacity									$ 6,000,000
Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity		$ 18,000,000
Borrowings maturity term		5 years
Principal			$ 10,799,000		13,071,000
Equipment loan facility, drawdowns net of transaction costs (Note 10)			$ 1,000,000		8,000,000
Number of quarterly installment payments | payment		20
Bottom of range | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Unused capacity commitment fee	0.478%
Top of range | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Unused capacity commitment fee	0.619%
London Interbank Offered Rate LIBOR | Otjikoto Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			3.85%				3.85%
London Interbank Offered Rate LIBOR | Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		3.85%
London Interbank Offered Rate LIBOR | Bottom of range | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.125%
London Interbank Offered Rate LIBOR | Top of range | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.75%
EURIBOR | Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			5.10%				5.10%
Tranche 1 | Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Unused capacity commitment fee			1.15%				1.15%
Tranche 2 | Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Additional commitment fee percentage			0.50%				0.50%
Tranche 3 | Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Additional commitment fee percentage			0.4167%				0.4167%
Principal | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Principal			$ 200,000,000		$ 400,000,000
Principal | Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal			43,966,000
Principal | Otjikoto Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal			6,033,000
Principal | Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal			$ 11,130,000